Financial instruments and financial risk management - Financial instruments summary (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Jun. 30, 2023
Financial instruments
Financial liabilities	€ 156,151	€ 148,337
Trade and other receivables, Current | Financial assets, at amortized cost
Financial instruments
Financial assets	11,819	7,521
Cash and cash equivalents | Financial assets, at amortized cost
Financial instruments
Financial assets	15,107	30,136
Other assets | Financial assets, at amortized cost
Financial instruments
Financial assets	45,306	42,113
Other assets | No category in accordance with IFRS 9
Financial instruments
Financial assets	22,265	19,474
deposits | Financial assets, at amortized cost
Financial instruments
Financial assets	152	15
Other financial assets | Financial assets, at amortized cost
Financial instruments
Financial assets	22,889	22,623
Non-current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	40,483	49,518
Non-current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	40,483	49,518
Current lease liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	9,282	8,155
Current lease liabilities | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	9,282	8,155
Trade and other payables | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	85,322	71,085
Other liabilities, Current | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	95,235	78,924
Other liabilities, Current | No category in accordance with IFRS 9
Financial instruments
Financial liabilities	74,171	59,345
Other financial liabilities | Financial liabilities, at amortized cost
Financial instruments
Financial liabilities	€ 21,064	€ 19,580